Financial Instruments Risks - Summary of Credit Risk Exposure of Loans and Advances (Detail) $ in Thousands	Dec. 31, 2019 ARS ($)
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 49,707,760
Total loan commitments and financial guarantees	49,707,760
Maximum exposure to credit risk	303,056,892
Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	12,394,826
Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	9,003,091
Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,723,903
Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,219,678
Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	37,312,934
Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,966,981
Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	33,066,498
Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	247,141
Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	32,314
Wholesale PYMES [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	448,154
Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	208,136,419
Total financial assets risk	253,349,132
Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	89,424,896
Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	46,694,798
Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	40,226,136
Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	573,958
Financial assets at amortised cost, category [member] | Wholesale SME [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,930,004
Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	118,711,523
Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	465,760
Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	68,713,781
Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	24,378,544
Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	9,612,796
Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	15,374,658
Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	165,005
Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	979
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	45,212,713
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	45,212,713
Stage 1
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	44,812,582
Total loan commitments and financial guarantees	44,812,582
Maximum exposure to credit risk	254,218,114
Stage 1 | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	9,647,220
Stage 1 | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	7,780,502
Stage 1 | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	757,230
Stage 1 | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	784,922
Stage 1 | Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	35,165,362
Stage 1 | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,833,915
Stage 1 | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	31,079,149
Stage 1 | Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	230,335
Stage 1 | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	21,963
Stage 1 | Wholesale PYMES [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	324,566
Stage 1 | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	180,258,699
Total financial assets risk	209,405,532
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	77,935,136
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	38,163,038
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	38,286,185
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	314,300
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale SME [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,171,613
Stage 1 | Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	102,323,563
Stage 1 | Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	289,925
Stage 1 | Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	59,890,267
Stage 1 | Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	18,035,567
Stage 1 | Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	9,274,034
Stage 1 | Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	14,672,320
Stage 1 | Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	160,728
Stage 1 | Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	722
Stage 1 | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	29,146,833
Stage 1 | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	29,146,833
Stage 2
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,862,443
Total loan commitments and financial guarantees	4,862,443
Maximum exposure to credit risk	41,024,228
Stage 2 | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,743,101
Stage 2 | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,219,808
Stage 2 | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	966,450
Stage 2 | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	434,756
Stage 2 | Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,119,342
Stage 2 | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	131,488
Stage 2 | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,960,697
Stage 2 | Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	16,806
Stage 2 | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	10,351
Stage 2 | Wholesale PYMES [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	122,087
Stage 2 | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	20,095,905
Total financial assets risk	36,161,785
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	6,931,687
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	4,645,863
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,340,985
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	259,307
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale SME [Member]
Disclosure of credit risk exposure [line items]
Financial assets	685,532
Stage 2 | Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	13,164,218
Stage 2 | Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	109,759
Stage 2 | Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	7,202,845
Stage 2 | Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	4,982,391
Stage 2 | Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	192,066
Stage 2 | Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	675,023
Stage 2 | Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	2,063
Stage 2 | Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	71
Stage 2 | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	16,065,880
Stage 2 | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	16,065,880
Stage 3
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	32,735
Total loan commitments and financial guarantees	32,735
Maximum exposure to credit risk	7,814,550
Stage 3 | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,505
Stage 3 | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,781
Stage 3 | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	223
Stage 3 | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0
Stage 3 | Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	28,230
Stage 3 | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,578
Stage 3 | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	26,652
Stage 3 | Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0
Stage 3 | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0
Stage 3 | Wholesale PYMES [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,501
Stage 3 | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	7,781,815
Total financial assets risk	7,781,815
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	4,558,073
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	3,885,897
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	598,966
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	351
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale SME [Member]
Disclosure of credit risk exposure [line items]
Financial assets	72,859
Stage 3 | Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	3,223,742
Stage 3 | Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	66,076
Stage 3 | Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,620,669
Stage 3 | Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,360,586
Stage 3 | Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	146,696
Stage 3 | Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	27,315
Stage 3 | Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	2,214
Stage 3 | Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	186
Stage 3 | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	0
Stage 3 | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	$ 0